Trade Payables (Details) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Trade Payables [Abstract]
Open accounts and accrued expenses	₪ 102		₪ 375
Checks payable	11		2
Current trade payables	₪ 113	$ 33	₪ 377